Segment Financial Data (By Geographic Region) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
External Net Sales by Geography	57244	56098	57900
United States Export Sales	$ 10,827	$ 9,741	$ 10,276
Operating profit by Geography	$ 8,172	$ 7,291	$ 9,593
Long-Lived Assets by Geography	9158	8732	8592
United States Operations
External Net Sales by Geography	32335	30989	30814
Operating profit by Geography	$ 4,566	$ 4,391	$ 5,067
Long-Lived Assets by Geography	4822	4517	4211
Europe [Member]
External Net Sales by Geography	11151	10945	12587
United States Export Sales	$ 5,065	$ 4,366	$ 4,137
Operating profit by Geography	$ 1,933	$ 1,882	$ 2,238
Long-Lived Assets by Geography	1538	1525	1577
Asia Pacific [Member]
External Net Sales by Geography	8260	8425	8746
United States Export Sales	$ 3,449	$ 2,902	$ 3,469
Operating profit by Geography	$ 1,484	$ 1,641	$ 1,712
Long-Lived Assets by Geography	999	994	995
Other
External Net Sales by Geography	5479	5584	5511
United States Export Sales	$ 2,313	$ 2,473	$ 2,670
Operating profit by Geography	$ 963	$ 109	$ 760
Long-Lived Assets by Geography	1325	1273	1379
Eliminations and other
External Net Sales by Geography	19	155	242
Operating profit by Geography	$ (774)	$ (732)	$ (184)
Long-Lived Assets by Geography	474	423	430